Employee benefits liabilities	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31,
	2020			2019
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Pension benefits	€35	€4,838	€4,873	€38	€5,024	€5,062
Health care and life insurance plans	119	2,114	2,233	132	2,157	2,289
Other post-employment benefits	61	702	763	63	730	793
Other provisions for employees	377	674	1,051	311	596	907
Total Employee benefits liabilities	€592	€8,328	€8,920	€544	€8,507	€9,051
FCA’s continuing operations recognized a total expense of €1,308 million for defined contribution and state plans for the year ended December 31, 2020 (€1,508 million in 2019 and €1,518 million in 2018).
The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
	2020	2019
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€24,361	€25,024
Health care and life insurance plans	2,233	2,289
Other post-employment benefits	763	793
Total present value of defined benefit obligations (a)	27,357	28,106

Fair value of plan assets (b)	20,258	20,729
Asset ceiling (c)	17	18
Total net defined benefit plans (a - b + c)	7,116	7,395
of which:
Net defined benefit liability (d)	7,869	8,144
Defined benefit plan asset	(753)	(749)

Other provisions for employees (e)	1,051	907
Total Employee benefits liabilities (d + e)	€8,920	€9,051
Pension benefits
Liabilities arising from FCA’s defined benefit plans were historically funded by contributions made by FCA Group subsidiaries, and at times by their employees, into legally separate trusts from which the employee benefits are paid. FCA Group’s funding policy for defined benefit pension plans was to contribute the minimum amounts required by applicable laws and regulations. Occasionally, additional discretionary contributions were made in excess of those legally required to achieve certain desired funding levels. In the U.S., these excess amounts were tracked and the resulting credit balance can be used to satisfy minimum funding requirements in future years. At December 31, 2020, the combined credit balances for the U.S. and Canada qualified pension plans were approximately €1.5 billion, with the usage of the credit balances to satisfy minimum funding requirements subject to the plans maintaining certain funding levels. During the year ended December 31, 2020, 2019 and 2018, the FCA Group made pension contributions in the U.S. and Canada totaling €113 million, €48 million and €724 million, respectively, including an accelerated discretionary contribution in September 2018 of €670 million ($800 million) to certain of FCA’s U.S. pension plans, which resulted in tax benefits (refer to Note 7, Tax expense for further information). Contributions to the pension plans of the former FCA Group for 2021 are expected to be €1,087 million, of which €1,060 million relate to the U.S. and Canada, with €606 million being discretionary contributions and €454 million which will be made to satisfy minimum funding requirements.
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2021	€1,383
2022	€1,364
2023	€1,351
2024	€1,353
2025	€1,345
2026-2030	€6,665
The following table summarizes changes in the pension plans:

	2020				2019
	Obligation	Fair value of plan assets	Asset ceiling	Liability/ (Asset)	Obligation	Fair value of plan assets	Asset ceiling	Liability/ (Asset)
	(€ million)
At January 1	€25,024	€(20,729)	€18	€4,313	€22,767	€(18,819)	€13	€3,961
Included in the Consolidated Income Statement	954	(566)	—	388	1,111	(713)	—	398
Included in Other comprehensive income:
Actuarial (gains)/losses from:
Demographic and other assumptions	(10)	—	—	(10)	(359)	—	—	(359)
Financial assumptions	1,868	—	—	1,868	2,773	—	—	2,773
Return on assets	—	(1,923)	—	(1,923)	—	(2,454)	—	(2,454)
Changes in the effect of limiting net assets	—	—	—	—	—	—	3	3
Changes in exchange rates	(1,992)	1,603	(1)	(390)	618	(564)	2	56
Other:
Employer contributions	—	(113)	—	(113)	—	(48)	—	(48)
Plan participant contributions	2	(2)	—	—	2	(2)	—	—
Benefits paid	(1,485)	1,472	—	(13)	(1,520)	1,506	—	(14)
Settlements paid	—	—	—	—	(394)	394	—	—
Transfer to Liabilities held for sale	—	—	—	—	—	—	—	—
Other changes	—	—	—	—	26	(29)	—	(3)
At December 31	€24,361	€(20,258)	€17	€4,120	€25,024	€(20,729)	€18	€4,313
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Current service cost	€175	€156	€172
Interest expense	771	969	925
Interest income	(646)	(795)	(759)
Other administration costs	80	82	79
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	8	(14)	92
Items relating to discontinued operations	—	—	—
Total recognized in the Consolidated Income Statement	€388	€398	€509
During the year ended December 31, 2020, there were no settlements or curtailments.
During the year ended December 31, 2019, the FCA Group entered into a buyout relating to its Canadian salaried defined benefit plan. A total of €325 million was paid to a third-party insurance company in settlement of FCA's obligations, resulting in a settlement loss of €6 million that was recognized within Selling, general and other in the Consolidated Income Statement for the year ended December 31, 2019.
During the year ended December 31, 2019, the FCA Group also amended its U.S. defined benefit plan for salaried employees to allow certain terminated vested participants to accept a lump-sum amount. A total of €69 million was paid in December 2019 to those participants that accepted the offer. The plan amendment resulted in a settlement gain of €20 million that was recognized within Selling, general and other in the Consolidated Income Statement for the year ended December 31, 2019.
During the year ended December 31, 2018, the FCA Group settled a portion of the supplemental retirement plan in North America, resulting in a refund of excess assets of €22 million. The corresponding settlement charge of €78 million was recognized within Selling, general and other in the Consolidated Income Statement for the year ended December 31, 2018.
During the year ended December 31, 2018, the FCA Group also entered into an annuity buyout relating to two of its U.S. defined benefit plans. A total of €841 million was paid to a third-party insurance company in settlement of FCA's obligations, resulting in a settlement loss of €12 million that was recognized within Selling, general and other in the Consolidated Income Statement for the year ended December 31, 2018.
The fair value of plan assets by class was as follows:

	At December 31,
	2020		2019
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€846	€799	€699	€681
U.S. equity securities	1,220	1,219	1,407	1,405
Non-U.S. equity securities	670	670	781	781
Commingled funds	1,480	506	1,596	422
Equity instruments	3,370	2,395	3,784	2,608
Government securities	2,823	833	3,179	1,191
Corporate bonds (including convertible and high yield bonds)	5,797	—	5,553	—
Other fixed income	1,487	185	1,536	174
Fixed income securities	10,107	1,018	10,268	1,365
Private equity funds	2,332	—	2,297	—
Commingled funds	70	66	65	62
Real estate funds	1,173	3	1,349	3
Hedge funds	2,199	62	2,072	38
Investment funds	5,774	131	5,783	103
Insurance contracts and other	161	66	195	66
Total fair value of plan assets	€20,258	€4,409	€20,729	€4,823
Non-U.S. equity securities were invested broadly in developed international and emerging markets. Fixed income securities were debt instruments primarily comprised of long-term U.S. Treasury and global government bonds, as well as U.S., developed international and emerging market companies’ debt securities diversified by sector, geography and through a wide range of market capitalizations. Private equity funds included those in limited partnerships that invest primarily in the equity of companies that are not publicly traded on a stock exchange. Private debt funds included those in limited partnerships that invest primarily in the debt of companies and real estate developers. Commingled funds include common collective trust funds, mutual funds and other investment entities. Real estate fund investments included those in limited partnerships that invest in various commercial and residential real estate projects both domestically and internationally. Hedge fund investments included those seeking to maximize absolute return using a broad range of strategies to enhance returns and provide additional diversification.
The investment strategies and objectives for pension assets primarily in the U.S. and Canada reflected a balance of liability-hedging and return-seeking investment considerations. The investment objectives were to minimize the volatility of the value of pension assets relative to pension liabilities and to ensure that assets were sufficient to pay plan obligations. The objective of minimizing the volatility of assets relative to liabilities was addressed primarily through asset diversification, partial asset-liability matching and hedging. Assets were broadly diversified across many asset classes to achieve risk-adjusted returns that, in total, lower asset volatility relative to the liabilities. Additionally, in order to minimize pension asset volatility relative to the pension liabilities, a portion of the pension plan assets were allocated to fixed income securities. The FCA Group policy for these plans ensured actual allocations were in line with target allocations as appropriate.
Assets were actively monitored and managed primarily by external investment managers. Investment managers were not permitted to invest outside of the asset class or strategy for which they had been appointed. The FCA Group used investment guidelines to ensure investment managers invested solely within the mandated investment strategy. Certain investment managers used derivative financial instruments to mitigate the risk of changes in interest rates and foreign currencies impacting the fair values of certain investments. Derivative financial instruments could also be used in place of physical securities when it was more cost-effective and/or efficient to do so. Plan assets did not include FCA shares or properties occupied by Group companies, with the possible exception of commingled investment vehicles where FCA did not control the investment guidelines.
Sources of potential risk in pension plan assets related to market risk, interest rate risk and operating risk. Market risk was mitigated by diversification strategies and as a result, there were no significant concentrations of risk in terms of sector, industry, geography, market capitalization, manager or counterparty. Interest rate risk was mitigated by partial asset-liability matching. The fixed income target asset allocation partially matched the bond-like and long-dated nature of the pension liabilities. Interest rate increases generally will result in a decline in the fair value of the investments in fixed income securities and the present value of the obligations. Conversely, interest rate decreases will generally increase the fair value of the investments in fixed income securities and the present value of the obligations. Operating risks were mitigated through ongoing oversight of external investment managers’ style adherence, team strength, firm health and internal controls.
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2020			2019
	U.S.	Canada	UK	U.S.	Canada	UK
Discount rate	2.6%	2.5%	1.6%	3.3%	3.1%	2.0%
Future salary increase rate	—%	3.5%	2.7%	—%	3.5%	2.7%
The average duration of U.S. and Canadian liabilities was approximately 12 years and 14 years, respectively. The average duration of UK pension liabilities was approximately 17 years.
Health care and life insurance plans
Liabilities arising from these unfunded plans comprised obligations for retiree health care and life insurance granted to employees and to retirees in the U.S. and Canada. Upon retirement from the Group, these employees may become eligible for continuation of certain benefits. Benefits and eligibility rules may be modified periodically. The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2021	€119
2022	€118
2023	€117
2024	€117
2025	€117
2026-2030	€572
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2020	2019
	(€ million)
Present value of obligations at January 1	€2,289	€2,216
Included in the Consolidated Income Statement	94	115
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(24)	(215)
- Financial assumptions	179	251
Effect of movements in exchange rates	(186)	57
Other:
Benefits paid	(119)	(135)
Transfer to Liabilities held for sale	—	—
December 31	€2,233	€2,289
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Current service cost	€21	€20	€22
Interest expense	73	96	88
Past service costs/(credits) and losses/(gains) arising from settlements	—	(1)	—
Total recognized in the Consolidated Income Statement	€94	€115	€110
Health care and life insurance plans were accounted for on an actuarial basis, which required the selection of various assumptions. In particular, it required the use of estimates of the present value of the projected future payments to all participants, taking into consideration the likelihood of potential future events such as health care cost increases and demographic experience.
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2020		2019
	U.S.	Canada	U.S.	Canada
Discount rate	2.7%	2.7%	3.4%	3.1%
Salary growth	1.5%	1.3%	1.5%	1.0%
Weighted average ultimate healthcare cost trend rate	4.0%	4.0%	4.4%	4.0%
The average duration of the U.S. and Canadian liabilities was approximately 13 years and 17 years, respectively.
The annual rate of increase in the per capita cost of covered U.S. health care benefits assumed for the next year and used in the 2020 plan valuation was 5.5 percent (5.3 percent in 2019). The annual rate was assumed to decrease gradually to 4.0 percent through 2042 and remain at that level thereafter. The annual rate of increase in the per capita cost of covered Canadian health care benefits assumed for next year and used in the 2020 plan valuation was 4.4 percent (4.4 percent in 2019). The annual rate was assumed to decrease gradually to 4.0 percent through 2040 and remain at that level thereafter.
Other post-employment benefits
Other post-employment benefits comprised other employee benefits granted to Group employees in Europe and includes the Italian employee severance indemnity (trattamento di fine rapporto, or “TFR”) obligation required under Italian Law, amounting to €543 million at December 31, 2020 and €584 million at December 31, 2019.
The amount of TFR to which each employee is entitled must be paid when the employee leaves the Group and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions, the entitlement may be partially advanced to an employee during their working life.
The legislation governing this scheme was amended by Law 296 of December 27, 2006 and subsequent decrees and regulations issued in 2007. Under these amendments, companies with at least 50 employees were obliged to transfer the TFR obligation to the “Treasury fund” managed by the Italian state-owned social security body (“INPS”) or to supplementary pension funds. Prior to the amendments, accruing TFR for employees of all Italian companies could be managed by the company itself. Consequently, the Italian companies’ obligation to INPS and the contributions to supplementary pension funds take the form of defined contribution plans under IAS 19 - Employee Benefits, whereas the amounts recorded in the provision for employee severance pay retain the nature of defined benefit plans. Accordingly, the provision for employee severance indemnity in Italy consisted of the residual TFR obligation through December 31, 2006. This is an unfunded defined benefit plan as the benefits have already been entirely earned, with the sole exception of future revaluations. Since 2007, the scheme has been classified as a defined contribution plan and the FCA Group recognized the associated cost over the period in which the employee rendered service.
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2020	2019
	(€ million)
Present value of obligations at January 1	€793	€819
Included in the Consolidated Income Statement	14	20
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(18)	11
- Financial assumptions	13	41
Effect of movements in exchange rates	(7)	3
Other:
Benefits paid	(32)	(90)
Transfer to Liabilities held for sale	—	(20)
Other changes	—	9
Present value of obligations at December 31	€763	€793
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Current service cost	€7	€6	€9
Interest expense	7	12	14
Past service costs/(credits) and losses/(gains) arising from settlements	—	1	—
Items relating to discontinued operations	—	1	—
Total recognized in the Consolidated Income Statement	€14	€20	€23
The discount rates used for the measurement of the Italian TFR obligation were based on yields of high-quality (AA rated) fixed income securities for which the timing and amounts of maturities matched the timing and amounts of the projected benefit payments. For this plan, the single weighted average discount rate that reflected the estimated timing and amount of the scheme future benefit payments for 2020 was 0.5 percent (0.6 percent in 2019). The average duration of the Italian TFR was approximately 7 years. Retirement or employee leaving rates were developed to reflect actual and projected Group experience and legal requirements for retirement in Italy.
Other provisions for employees
Other provisions for employees primarily included long-term disability benefits, supplemental unemployment benefits, variable and other deferred compensation, as well as bonuses granted for tenure at the Company.